(ICON)

Prudential
National
Municipals
Fund, Inc.


ANNUAL
REPORT
Dec. 31, 1996

(LOGO)

Prudential National Municipals Fund, Inc.

Performance At A Glance.

After an exceptional year in 1995, the municipal bond market disappointed investors in 1996. During the year, the 30-day SEC yield on your Fund rose as much as a half of a percentage point, then ended on December
31, 1996 slightly higher than it was at the beginning of the year. But at the same time, bond prices fell when interest rates rose. As a result, your Fund produced positive, although limited, returns. In addition, the Fund performed behind the average general municipal fund measured by Lipper Analytical Services because it had been positioned in anticipation of falling interest rates.

Cumulative Total Returns1                  As of 12/31/96
                            One    Five     Ten      Since
                            Year   Years   Years
Inception2
Class A                     2.7%   38.3%    N/A       66.9%
Class B                     2.3    35.7    85.8%     304.6
Class C                     2.0     N/A     N/A       15.4
Lipper Gen. Muni Avg3       3.3    38.9   100.3        **

Average Annual Total Returns1                  As of
12/31/96
                            One    Five     Ten      Since
                            Year   Years   Years
Inception2
Class A                     -0.4%   6.0%   N/A         7.2%
Class B                     -2.7    6.1    6.4%        8.7
Class C                      1.0    N/A    N/A         6.1


Taxable Equivalent Yield5
                        Total Dividends        30-Day
At Tax Rates Of
                        Paid for 12 Mos.      SEC Yield
36%              39.6%
 Dividends
 & Yields     Class A     $0.82             4.75% (4.70)4
7.42% (7.34)4   7.86% (7.78)4
  As of       Class B     $0.76             4.49  (4.44)4
7.02  (6.94)4   7.43  (7.35)4
12/31/96      Class C     $0.72             4.24  (4.19)4
6.63  (6.55)4   7.02  (6.94)4

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges.
The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) 5%, 4%, 3%, 2%,
1% and 1% for six years, for Class B shares. Class C shares have a 1%
CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 for Class A; 4/25/80 for Class B;
8/1/94
for Class C.

3These are the cumulative total returns of 225 funds in the Lipper General
Municipal Fund category for one year, 103 funds for five years and
64 funds for 10 years.

4The numbers in parentheses ( ) show the Fund's average annual returns, 30-day SEC yield and taxable equivalent yields without waiver of management fees and/or expenses subsidization.

5Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

**Lipper since inception returns were Class A: 67.2% for 87
funds; Class B: 333.5% for 31 funds; and Class C: 16.8% for
182
funds. Lipper provides data on a monthly basis, so for comparative purposes, these returns reflect the Fund's first full calendar month of performance.

How Investments Compared.
(As of 12/31/96)
(GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter J. Allegrini, Fund Manager
(PICTURE)

Portfolio
Manager's Report

We invest in carefully selected, medium quality, long-term municipal bonds that offer a high level of current income exempt from federal income taxes. These bonds are varied among the states, maturities, and types of activity they support. There can be no assurance that the Fund will achieve its investment objective.

More
Insured Bonds.

As buyers become more quality conscious, more tax-free municipal bonds are being issued with insurance. For example, in 1996, 46% of all new tax-free municipal bonds issued nationally were insured. Insured bonds in our Fund now total 54% of assets, up from 42% a year ago.
This benefits you, because payment of both interest and principal of a bond are guaranteed by an insurance company. Of course, no insurance is available to prevent the price of bonds, and bond funds, from fluctuating from day to day.


Strategy Session.

We Were Conservative.
We followed a fairly conservative strategy in 1996. High quality, more conservative bonds were priced most attractively, so we focused on them. The tax-free municipal bond market did not reward us enough to accept the risks posed by bonds with lower credit quality or longer maturities. As a result, your Fund now has a higher credit quality, and a shorter average maturity, than it did a year ago. At the same time, because interest rates in the bond market are higher than they were a year ago, your Fund has a higher yield. Let us explain:

High On Quality.

As the supply of municipal bonds shrunk in 1996 to the lowest level since 1991, more investors competed for fewer and fewer bonds. The shrinkage was purely technical and won't persist -- a large number of bonds were issued in 1986, before that year's sweeping tax reform law was adopted, and many were called by their issuers this year.

This situation worked in favor of conservative, quality bond funds that buy investment grade bonds, including us. Other investors searching for high yields bid the prices of lower-quality bonds up so high that higher-quality bonds we like to buy seemed inexpensive, particularly given that they carry far less credit risk. We took advantage of this discrepancy to sell some of our lower-rated bonds, bringing them down to 20% of Fund assets as of December 31, 1996 from 31% a year earlier.
This increased our AAA-rated and insured bonds to 60% of the Fund's assets from 45%.

Portfolio Breakdown.
(PIE CHART)
Expressed as a percentage of
total investments as of 12/31/96.

What Went Well.

Refunds, YES!

When interest rates fall, homeowners refinance their mortgages.
Those who sell tax-free municipal bonds do something similar -- they refund them, by purchasing U.S. Treasurys at lower interest rates and placing them in escrow to repay the debt as scheduled. This makes the bondholder almost as happy as the bond issuer, because the bonds become more valuable when their interest and principal is guaranteed by U.S. Treasurys (which carry a higher credit rating than the borrower). We were pleased that two bonds we owned this year issued by Harris County, TX, and Henrico County, VA., were refunded. These bonds represented 2% of the Fund.

We sold these bonds at a profit and then reinvested them in longer-term bonds maturing in 18 to 20 years. So not only did we make a profit on the sale, we added about 1.5 percentage points of higher yield to those positions because of the transaction.


Five Largest Issuers.
3.9%   Washington St.
       Public Power
       Nuclear Projects
3.5%   New York City Municipal
       Water Finance Authority
3.4%   New York City
       General Obligations
3.0%   Tulsa (OK) Municipal
       Airport Trust Revenue
2.3%   Ohio St. Water Dev. Auth.
       Pollution Control
       Facilities

Expressed as a percentage of total net assets as of 12/31/96.

And Not So Well.
Long Was Wrong.
Despite these positive moves, our returns early in 1996 were constrained because we held long maturities when interest rates rose suddenly. At the time, the economy seemed to be on the brink of recession, hopes were high in Washington for a balanced budget, and interest rates were falling. Suddenly, though, the tables turned. The economy awoke from its winter slumber and interest rates surged. Investors were no longer interested in long-term bonds. The Fund wasn't positioned for this turnaround, and its performance suffered.

Looking Ahead.

As 1997 began, municipal bond investors had cause for optimism.
Inflation has been quite subdued. In fact, if you exclude the often volatile food and energy prices, consumer prices were up 2.6% in 1996, tying 1994's gain, which was the lowest since 1965. But there are some concerns on the horizon. Unemployment is just coming off a seven-year low, so we do have to watch the potential for wage inflation. But so far -- at least in 1996 -- it seemed to be under control.

Credit Quality.
Expressed as a percentage of
total investments as of 12/31/96.
(PIE CHART)

President's Letter                                  February
3, 1997
(PICTURE)

Dear Shareholder:

For many investors, 1996 was the second year of back-to-back, double-digit stock market returns. In late November, the Dow
Jones Industrial Average passed 6500 -- only weeks after breaking the 6000 mark in mid-October -- and another record high was reached in January 1997. America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.

This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for 1997, it's important to remember that there never is a Osure thingO when it comes to investment returns. Stock and bond markets go down just as they go up. (Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.

Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered
Representative can help you:

-- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in lockstep. By investing in a mix of stock and bond funds (foreign & domestic) and money market funds you may be in a better position to achieve your long-term goals and to weather periods of uncertainty.

-- See why annuities have become popular retirement planning tools.
The choices are broader than ever. Our new Discovery
SelectSM
Variable Annuity offers you many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-rate investment options offering a broad array of investment objectives and styles.

-- Explain new retirement savings developments. For example,
Congress has expanded the contribution limit on spousal
IRAs.
And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996. The IRS deadline is April 15, 1997, but it's best to act sooner.

Why not contact your Financial Advisor or Registered
Representative
today? If you are interested in Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.


Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

P.S. Your 1997 Prudential IRA contribution may qualify you for a waiver of the annual custodial fee. Ask your financial representative for details.

Portfolio of Investments as of
December 31, 1996                     PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--98.0%
------------------------------------------------------------
------------------------------------------------------------
------
Alabama--0.5%
Jasper Wtrwks. & Swr. Brd., Wtr. & Swr. Rev., A.M.B.A.C.
Aaa               6.00%       6/01/18   $  3,350     $
3,499,108
------------------------------------------------------------
------------------------------------------------------------
------
Alaska--2.2%
Anchorage Alaska Gen. Oblig., A.M.B.A.C.
Aaa               6.25        6/01/23      4,000
4,076,760
Anchorage Alaska Elec. Utility Rev.,
   M.B.I.A.
Aaa               6.50       12/01/12      3,400
3,799,670
   M.B.I.A.
Aaa               6.50       12/01/13      2,500
2,790,500
   M.B.I.A.
Aaa               6.50       12/01/14      3,455
3,870,671

------------

14,537,601
------------------------------------------------------------
------------------------------------------------------------
------
Arizona--3.9%
Arizona St. Mun. Fin. Proj., Cert. of Part., Ser. 25,
   B.I.G.
Aaa               7.875       8/01/14      2,250
2,869,515
Maricopa Cnty. Sch. Dist., A.M.B.A.C.,
   No. 3 Tempe Elem.
Aaa              Zero         7/01/09      1,500
765,930
   No. 3 Tempe Elem.
Aaa              Zero         7/01/14      1,500
560,025
Maricopa Cnty. Unified Sch. Dist.,
   No. 80 Chandler, F.G.I.C.
Aaa              Zero         7/01/09      1,330
679,124
   No. 80 Chandler, M.B.I.A.
Aaa              Zero         7/01/10      1,050
504,756
   No. 80 Chandler, M.B.I.A.
Aaa              Zero         7/01/11      1,200
542,556
   No. 80 Chandler, F.G.I.C.
Aaa               6.25        7/01/11      1,000
1,102,770
   No. 41 Gilbert, F.G.I.C.
Aaa              Zero         7/01/07      1,500
870,510
Phoenix St. & Hwy. User Rev., Ser. A, F.G.I.C.
Aaa              Zero         7/01/12      3,000
1,274,490
Pima Cnty. Ind. Dev. Auth. Rev., F.S.A.
Aaa               7.25        7/15/10      2,245
2,500,773
Pima Cnty. Unified Sch. Dist., Gen. Oblig., F.G.I.C.
   No. 1, Tuscan
Aaa               7.50        7/01/10      3,000
3,647,010
   No. 16, Catalina Foothills
Aaa              Zero         7/01/09      3,455
1,764,192
Santa Cruz Cnty., Unified Sch. Dist., A.M.B.A.C.,
   No. 1, Nogales
Aaa              Zero         1/01/06        770
487,241
   No. 1, Nogales
Aaa              Zero         7/01/06        700
431,823
Tucson Gen. Oblig.,
   Ser. A
A1                7.375       7/01/11      1,000
1,210,410
   Ser. A
A1                7.375       7/01/12      1,100
1,335,290
   Ser. A
A1                7.375       7/01/13      4,500
5,473,755

------------

26,020,170

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments as of
December 31, 1996                      PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
California--6.7%
California St Univ. & Hsg. Rev., F.G.I.C.
Aaa               5.75%      11/01/15   $  7,485     $
7,574,595
Kern California High Sch. Dist., Ser. A, M.B.I.A.
Aaa               6.30        2/01/10      2,490
2,750,006
Long Beach Aquarium of the Pacific Rev., Ser. A, A.M.T.
BBB(d)            6.125       7/01/23      6,000
5,880,660
San Francisco City Swr. Rev., Cap Apprec., Ser. B,
   F.G.I.C.
Aaa              Zero        10/01/09      2,960
1,494,948
San Jose Redev. Proj., Agcy. Tax Alloc., M.B.I.A.
Aaa               6.00        8/01/11      5,000
5,389,150
Santa Margarita/Dana Point Auth., M.B.I.A.,
   Impvt. Dists., 3-3A-484A
Aaa               7.25        8/01/09      2,000
2,384,900
   Impvt. Dists., 3-3A-484A
Aaa               7.25        8/01/10      2,450
2,918,073
   Impvt. Dists., 3-3A-484A
Aaa               7.25        8/01/14      2,000
2,413,500
So. California Pub. Pwr. Auth. Rev., F.G.I.C.
Aaa               5.45        7/01/17      6,000
5,722,440
So. Orange Cnty. Pub. Fin. Auth. Rev., F.G.I.C.,
   Foothill Area. Proj.
Aaa               8.00        8/15/09      3,650
4,590,824
   Foothill Area. Proj.
Aaa               6.50        8/15/10      2,000
2,255,560
West Contra Costa Sch. Dist., Cert. of Part.
Ba1               7.125       1/01/24      1,600
1,702,704

------------

45,077,360
------------------------------------------------------------
------------------------------------------------------------
------
Colorado--5.8%
Arapahoe Cnty. Cap. Imprvmt. Trust Fund Hwy.,
   Pub. Hwy. Rev., Ser. E-470
Baa              Zero         8/31/15     29,800
8,428,036
   Pub. Hwy. Rev., Ser. E-470
Baa               7.00        8/31/26      3,000
3,310,080
Colorado Hsg. Fin. Auth., A.M.T.,
   Singl. Fam. Proj.,
Aa                8.00        6/01/25      4,585
5,070,964
   Singl. Fam. Proj., Ser. B-1,
Aa                7.90       12/01/25      2,855
3,150,093
   Singl. Fam. Proj., Ser. C-1, M.B.I.A.
Aaa               7.65       12/01/25      5,845
6,495,724
Colorado Springs Arpt. Rev., A.M.T.,
   Ser. A.
BBB+(d)           6.90        1/01/12      3,700
3,916,376
   Ser. A.
BBB+(d)           7.00        1/01/22      7,960
8,454,714

------------

38,825,987
------------------------------------------------------------
------------------------------------------------------------
------
Florida--3.3%
Broward Cnty. Res. Rec. Rev., Broward Co. L.P. South
   Proj.,
A                 7.95       12/01/08      8,665
9,517,982
Florida St. Brd. of Ed.,
   Admin. Cap. Outlay,
Aa                9.125       6/01/14      1,260
1,774,685
   Admin. Cap. Outlay, E.T.M.
Aaa               9.125       6/01/14        195
276,432
Hillsborough Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev.,
   Tampa Elec. Proj., Ser. 9
Aa3               8.00        5/01/22      5,000
5,814,500
Jacksonville Elec. Auth., St Johns Riv. Pwr., Ser. 7
Aa1               5.50       10/01/14      5,000
4,943,750

------------

22,327,349

------------------------------------------------------------
--------------------
4                                             See Notes to
Financial Statements.

Portfolio of Investments as of
December 31, 1996                      PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Georgia--2.6%
Atlanta Urban Res. Fin. Auth., Clark Atlanta Univ. Dorm.
   Fac. Rev.
NR                9.25%       6/01/10   $  5,375 (b) $
6,253,329
Burke Cnty. Dev. Auth., M.B.I.A.,
   Georgia Pwr. Plant Co., Vogtle Proj., Ser. 7
Aaa               6.625      10/01/24        500
535,460
   Oglethorpe Pwr. Corp.
Aaa               8.00        1/01/22      5,000
5,892,350
Cobb Cnty. Kennestone Hosp. Auth. Rev., Ser. A, M.B.I.A.
Aaa               5.00        4/01/24        750
679,665
DeKalb Cnty. Wtr. & Swr. Rev.,
Aa                5.25       10/01/23        250
233,333
DeKalb Private Hosp. Auth. Rev., Wesley Svcs. Inc. Proj.
Aa3               8.25        9/01/15        500
516,555
Forsyth Cnty. Sch. Dist. Dev. Rev., Ser. A
A1                6.75        7/01/16        500
576,155
Fulton Cnty. Sch. Dist. Rev., Lindbrook Square Fndtn.
Aa                6.375       5/01/17        750
837,532
Georgia Mun. Elec. Auth. Pwr. Rev. Ref., Ser. B
A                 6.25        1/01/17        475
507,115
Green Cnty. Dev. Auth. Indl. Park Rev.
NR                6.875       2/01/04        585
636,275
Metropolitan Atlanta Rapid Tran. Auth. Rev., Sales Tax
   Rev.,
   Ser. A, M.B.I.A.
Aaa               6.90        7/01/20        500
578,670

------------

17,246,439
------------------------------------------------------------
------------------------------------------------------------
------
Illinois--3.0%
Central Lake Cnty. Jt. Actn. Agcy. Rev., F.G.I.C.
Aaa               5.375       5/01/13      4,315
4,225,162
Kane & De Kalb Cntys. Cmnty. United Sch. Dist., No. 301,
   A.M.B.A.C.
Aaa              Zero        12/01/10      3,055
1,416,451
Metropolitan Pier & Expo. Auth Hosp. Fac. Rev., McCormick
   Place Convention
BBB-(d)           7.00        7/01/26     12,910
14,332,811

------------

19,974,424
------------------------------------------------------------
------------------------------------------------------------
------
Indiana--2.7%
Concord Ind. Cmnty. Schs. Bldg. Corp., Ser. A., A.M.B.A.C.
Aaa               5.90        7/01/13      3,915
4,020,431
Hamilton S.E. Ind. North Del. Schl. Bldg., A.M.B.A.C.
Aaa               5.40        1/15/14      4,275
4,223,358
Merrillville Ind. Multi. Sch. Bldg., M.B.I.A.
Aaa               5.80        7/15/17      2,780
2,794,762
Mill Creek Indl. Cmnty., East Elem. Sch. Bldg. Corp.,
   F.S.A.
AAA(d)            5.80        7/15/15      3,235
3,284,463
Monroe Cnty. Ind. Cmnty. Sch. Corp., M.B.I.A.
Aaa               5.25        7/01/16      4,330
4,121,987

------------

18,445,001
------------------------------------------------------------
------------------------------------------------------------
------
Kentucky--1.8%
Henderson Cnty. Solid Waste Disp. Rev., Macmillan Bloedel
   Proj., A.M.T.
Baa2              7.00        3/01/25      6,000
6,348,960
Jefferson Cnty. Poll. Ctrl. Rev., Louisville Gas & Elec.,
   Ser. A, A.M.T.
Aa2               7.75        2/01/19      5,700
5,984,658

------------

12,333,618

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

Portfolio of Investments as of
December 31, 1996                     PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Louisiana--4.4%
New Orleans, Gen. Oblig., A.M.B.A.C.
Aaa              Zero         9/01/09    $13,500     $
6,831,810
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.
Aaa              8.90%        2/01/07      5,780
7,564,055
St. Charles Parish, Environ. Impt. Rev. Louisiana Pwr. &
   Lt. Co., Ser. A, A.M.T.
Baa2              6.875       7/01/24      5,000
5,280,000
St. Charles Parish, Lousiana Poll. Ctrl. Rev.,
   Lousiana Pwr. & Lt. Co.
Baa3              8.25        6/01/14      4,000
4,372,240
   Lousiana Pwr. & Lt. Co., Ser. 1989
Baa3              8.00       12/01/14      5,000
5,495,300

------------

29,543,405
------------------------------------------------------------
------------------------------------------------------------
------
Maryland--1.7%
Baltimore Wtr. Rev., Ser A, F.G.I.C.
Aaa               5.80        7/01/15      3,600
3,694,248
Maryland St. Hlth. & Higher Ed. Facs., Auth. Rev.,
   Doctor's Cmnty. Hosp. Proj.
Baa               5.50        7/01/24      4,000
3,597,280
Northeast Waste Disp. Auth. Rev., Baltimore City Sludge
   Corp.
NR                7.25        7/01/07      3,871
4,024,950

------------

11,316,478
------------------------------------------------------------
------------------------------------------------------------
------
Massachusetts--4.0%
Mass. St., Gen. Oblig., Ser. C, M.B.I.A.
Aaa               5.625       8/01/13      5,000
5,065,400
Mass. St. Hlth. & Ed. Facs. Auth. Rev., Wellesey College
Aa1               5.375       7/01/19      5,000
4,801,550
Mass. St. Wtr. Poll. Abatement, New Bedford Project
Aa                5.70        2/01/15      5,000
5,038,950
Mass. St. Special Oblig. Rev., Ser. A
A1                5.80        6/01/14      4,850
4,923,526
Mass. St. Wtr. Res. Auth., Ser. B, M.B.I.A.
Aaa               6.25       12/01/11      6,720
7,408,733

------------

27,238,159
------------------------------------------------------------
------------------------------------------------------------
------
Michigan--4.4%
Cheboygan Sch. Dist., M.B.I.A.
Aaa               5.70        5/01/16      5,930
5,975,542
Detroit Sew. Disp. Rev., F.G.I.C.
Aaa               5.70        7/01/13      4,500
4,545,270
Fowlerville Cmnty. Schools, M.B.I.A.
Aaa               5.60        5/01/16      3,125
3,102,875
Holland Sch. Dist., A.M.B.A.C.
Aaa              Zero         5/01/12      4,000
1,715,040
Huron Valley Sch. Dist., F.G.I.C.
Aaa               5.875       5/01/16      1,000
1,025,210
Michigan St. Hsg. Dev. Auth. Rev.,
   Rental Hsg. Rev., Ser. B
A+(d)             7.55        4/01/23      1,000
1,074,370
   Sngl. Fam. Mtge., Ser. A.
AA+(d)            7.50        6/01/15      5,185
5,460,375
   Sngl. Fam. Mtge., Ser. D, A.M.T.
AA+(d)            7.75       12/01/19      1,380
1,391,468
Okemos Pub. Sch. Dist., M.B.I.A.,
   Cnty. of Ingham
Aaa              Zero         5/01/12      1,100
471,636
   Cnty. of Ingham
Aaa              Zero         5/01/13      1,700
683,179
Royal Oak Hosp. Fin. Auth. Hosp. Rev.,
   William Beaumont Hosp.
Aa                5.75        1/01/13      4,000
4,055,360

------------

29,500,325

------------------------------------------------------------
--------------------
 6                                           See Notes to
Financial Statements.

Portfolio of Investments as of
December 31, 1996                      PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Minnesota--0.9%
Anoka Hennepin Indpt. Sch. Dist., No. 11, Ser. C, F.S.A.
Aaa              Zero         2/01/12    $ 1,575     $
691,756
Metropolitan Council, St. Paul Area Sports Fac. Rev.,
   Hubert H. Humphrey Metrodome
A                6.00%       10/01/09        500
515,235
Minneapolis St. Paul Hsg. Fin. Brd. Rev., Sngl. Fam.
   Mtge., G.N.M.A., A.M.T.
AAA(d)            7.30        8/01/31        870
912,413
Minneapolis St. Paul Met. Arpts. Comm., Ser. 7, A.M.T.
Aaa               7.80        1/01/14      1,000
1,086,780
So. Minn. Mun. Pwr. Agcy. Supply Sys., Ser. A, M.B.I.A.
Aaa              Zero         1/01/20      3,250
886,275
St. Paul Science Museum, Cert. of Part., E.T.M.
AAA(d)            7.50       12/15/01        929
985,286
Univ. of Minnesota, Ser. A, E.T.M.
Aa3               6.00        2/01/11      1,000
1,064,700

------------

6,142,445
------------------------------------------------------------
------------------------------------------------------------
------
Missouri--1.3%
Missouri St. Hsg. Dev. Comm. Mtge Rev., Single Family Loan
   Ser. A, G.N.M.A., A.M.T.
AAA(d)            7.20        9/01/26      4,985
5,427,319
Sikeston Missouri Elec. Rev., M.B.I.A.
Aaa               6.00        6/01/16      3,175
3,406,204

------------

8,833,523
------------------------------------------------------------
------------------------------------------------------------
------
Nebraska--0.7%
Nebraska Edl. Fin. Auth. Rev., Creighton Univ. Proj.,
   A.M.B.A.C.
Aaa               5.80        1/01/10      4,500
4,667,265
------------------------------------------------------------
------------------------------------------------------------
------
Nevada--0.9%
Clark Cnty. Passenger Fac. Charge Rev., Las Vegas McCarran
   Int'l. Airport, A.M.B.A.C.
Aaa               6.00        7/01/22      6,000
6,171,240
------------------------------------------------------------
------------------------------------------------------------
------
New Hampshire--0.6%
New Hampshire Municipal Bond Bank, Ser. C, M.B.I.A.
Aaa               5.75        8/15/16      4,260
4,317,382
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey--3.2%
New Jersey Hlth. Care Facs. Fin. Auth. Rev.,
   St. Josephs Hosp. & Med. Ctr., Ser. A
AAA(d)            5.75        7/01/16      1,250
1,263,625
New Jersey St. Hsg. & Mtge. Fin. Agcy., Ser. D, A.M.T.,
   M.B.I.A.
Aaa               7.70       10/01/29      2,755
2,871,206
New Jersey St. Hwy. Auth. Garden St. Pkwy. Gen. Rev.
A1                6.25        1/01/14      5,900
6,185,619
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.
Aaa               6.50        1/01/16     10,000
11,284,100

------------

21,604,550
------------------------------------------------------------
------------------------------------------------------------
------
New Mexico--0.9%
Farmington Utility Sys. Rev., F.G.I.C.
Aaa               5.75        5/15/13      5,650
5,744,524

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

Portfolio of Investments as of
December 31, 1996                     PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New York--14.3%
Metropolitan Trans. Auth., Trans. Facs. Rev.,
   Ser. A, F.S.A.
Aaa               6.00%       7/01/16   $  2,500     $
2,612,000
   Ser. O
Baa1              5.75        7/01/13      5,820
5,838,508
New York City Ind. Dev. Agcy., Spec. Fac. Rev., A.M.T.,
   Terminal One Group Assoc. Proj.
A                 6.00        1/01/19      4,500
4,445,910
   Terminal One Group Assoc. Proj.
A                 6.125       1/01/24      5,715
5,711,228
New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
   Ser. A, F.G.I.C.
Aaa               6.75        6/15/16     21,250
23,128,287
New York St. Dev. Corp.
Aaa               5.50        7/01/16      5,000
4,964,550
New York St. Local Gov't. Assist. Corp., Ser. E
A                 6.00        4/01/14     10,000
10,643,700
New York St. Urban Dev. Corp. Rev., F.S.A.,
   Correctional Facs.
Aaa               6.50        1/01/09      3,000
3,367,770
   Correctional Facs., Ser. A
Aaa               5.50        1/01/14      3,000
3,026,430
New York, Gen. Oblig.,
   Ser. A
Baa1              7.75        8/15/04      2,000
2,221,940
   Ser. B
Baa1              8.25        6/01/06      1,500
1,787,490
   Ser. B
Baa1              7.25        8/15/07      3,500
3,933,475
   Ser. D
Aaa               7.65        2/01/07      4,600 (b)
5,301,684
   Ser. D
Baa1              7.65        2/01/07        400
449,408
   Ser. D
Baa1              8.00        8/01/03      2,020
2,278,903
   Ser. D
Baa1              8.00        8/01/04      1,170
1,320,977
   Ser. F
Baa1              8.25       11/15/02      5,000
5,663,000
Triborough Bridge & Tunl. Auth., Ser. X, M.B.I.A.
Aaa               6.625       1/01/12      8,500
9,683,880

------------

96,379,140
------------------------------------------------------------
------------------------------------------------------------
------
North Dakota--1.6%
Mercer Cnty. Poll Ctrl. Rev., Antelope Valley Station,
   A.M.B.A.C
Aaa               7.20        6/30/13      9,000
10,743,660
------------------------------------------------------------
------------------------------------------------------------
------
Ohio--2.3%
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs. Rev., Buckeye
   Pwr. Inc. Proj., A.M.B.A.C.
Aaa               7.80       11/01/14     12,920
15,378,030
------------------------------------------------------------
------------------------------------------------------------
------
Oklahoma--4.7%
Central Okla. Trans. & Pkg. Auth., F.S.A.
Aaa               5.30        7/01/12      3,500
3,449,110
Mcgee Creek Auth. Wtr. Rev., M.B.I.A.
Aaa               6.00        1/01/23      7,000
7,562,590
Tulsa Mun. Arpt. Trust Rev., American Airlines, Inc.,
   A.M.T.
Baa2              7.375      12/01/20     19,000
20,278,320

------------

31,290,020

------------------------------------------------------------
--------------------
8                                            See Notes to
Financial Statements.

Portfolio of Investments as of
December 31, 1996                    PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Pennsylvania--2.8%
Bensalem Twp. Sch. Dist., F.G.I.C.
Aaa              5.875%       7/15/16    $ 2,900     $
2,968,991
Penn. St. Higher Edl. Facs. Auth. Rev., Drexel Univ.
Aaa              5.625        5/01/14      5,000
5,030,950
Penn. St. Higher Edl. Facs. Auth., College & Univ. Rev.,
   Ser. B
Aa               5.90         9/01/15      4,205
4,300,159
Philadelphia Wtr. & Waste Auth. Rev.,
   M.B.I.A.
Aaa              6.25         8/01/09      3,400
3,746,358
   M.B.I.A.
Aaa              6.25         8/01/11      2,500
2,741,675

------------

18,788,133
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico--3.8%
Puerto Rico Comnwlth.,
   Gen. Oblig., M.B.I.A.
Aaa              7.612(c)     7/01/08      1,000
1,082,500
   Gen. Oblig.
Baa1             6.50         7/01/13      3,000
3,333,030
   Gen. Oblig., F.S.A.
Aaa              7.71 (c)     7/01/20        450
463,500
Puerto Rico Comnwlth., Hwy. & Trans. Auth., Hwy. Rev.,
   Ser. V
Baa1             6.625        7/01/12      4,000
4,310,880
   Ser. W
Baa1             5.50         7/01/13      3,000
2,993,550
   Ser. W
Baa1             5.50         7/01/15      2,500
2,482,800
Puerto Rico Elec. Pwr. Auth., Pwr. Rev., Ser. S
Baa1             6.125        7/01/08      1,050
1,137,066
Puerto Rico Public Bldgs. Auth. Rev., Ser. L, F.S.A.
Aaa              5.75         7/01/10      5,065
5,358,061
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa              6.769(c)     1/25/07      4,100
4,212,750

------------

25,374,137
------------------------------------------------------------
------------------------------------------------------------
------
South Carolina--1.5%
Charleston Wtrwks. & Swr. Rev., E.T.M.
Aaa              10.375       1/01/10      7,415
10,076,243
------------------------------------------------------------
------------------------------------------------------------
------
Tennessee--1.6%
Bristol Hlth. & Edl. Fac. Rev., Bristol Memorial Hosp.,
   F.G.I.C.
Aaa               6.75        9/01/10      5,000
5,708,700
Mcminn Cnty. Ind. Dev. Brd. Solid Waste Rev., Calhoun
   Nwsprnt. Recycling Fac., A.M.T.
Baa1              7.40       12/01/22      5,000
5,399,400

------------

11,108,100
------------------------------------------------------------
------------------------------------------------------------
------
Texas--4.2%
Dallas Ft. Worth, Regl. Arpt. Rev., F.G.I.C.,
   Ser. A
Aaa               7.375      11/01/08      3,500
4,067,595
   Ser. A
Aaa               7.375      11/01/09      3,500
4,067,595
Houston Texas Wtr. & Swr. Sys. Rev., Ser. C, M.B.I.A.
Aaa               5.75       12/01/15      3,315
3,346,260
New Braunfels Indpt. Sch. Dist.,
   Cap. Apprec.
Aaa              Zero         2/01/10      2,335
1,140,858
   Cap. Apprec.
Aaa              Zero         2/01/11      2,365
1,086,481

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
9 -----

Portfolio of Investments as of
December 31, 1996                    PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Texas (cont'd.)
Port Corpus Christi Auth. Rev.,
A2                7.50%       8/01/12   $  2,000     $
2,216,880
San Antonio Texas Elec. & Gas Rev.,
   M.B.I.A.
Aaa               5.375       2/01/16      3,000
2,941,980
   Ser. B, F.G.I.C.
Aaa              Zero         2/01/09      5,000
2,595,650
So. Texas Cmnty. College District Texas, A.M.B.A.C.
Aaa               5.75        8/15/15      4,310
4,357,281
Univ. Texas Univ. Rev., Fen. Sys., Ser. B
Aa1               6.75        8/15/13      2,035
2,201,178

------------

28,021,758
------------------------------------------------------------
------------------------------------------------------------
------
Vermont--1.1%
Vermont Edl. & Hlth. Bldgs. Fin. Agcy. Rev.,
   Middlebury College Proj.
AA(d)             5.50       11/01/16      4,000
3,963,480
Vermont Muni. Bond Bank, Ser. 1, A.M.B.A.C.
Aaa               5.75       12/01/16      3,200
3,263,488

------------

7,226,968
------------------------------------------------------------
------------------------------------------------------------
------
Virginia--0.7%
Fairfax Cnty. Economic Dev. Auth.
Aa                5.50        5/15/18      3,500
3,388,700
Virginia Polytechnic Inst. & St. Univ. Rev., Ser. A
A1                5.50        6/01/16      1,300
1,295,320

------------

4,684,020
------------------------------------------------------------
------------------------------------------------------------
------
Washington--3.9%
Washington St. Pub. Pwr. Supply Sys. Rev.,
   Nuclear Proj. No. 1, Ser. A, F.S.A.
Aaa               7.00        7/01/08      4,000
4,587,440
   Nuclear Proj. No. 1, Ser. B, F.S.A.
Aaa               7.25        7/01/09      5,000
5,831,450
   Nuclear Proj. No. 2, F.S.A.
Aaa               5.40        7/01/12     10,400
10,108,072
   Nuclear Proj. No. 2, Ser. A, M.B.I.A.
Aaa              Zero         7/01/06      6,000
3,636,840
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa              Zero         7/01/06      3,000
1,818,420

------------

25,982,222

------------
Total long-term investments (cost $626,637,453)
658,418,784

------------
SHORT-TERM INVESTMENTS--1.1%
------------------------------------------------------------
------------------------------------------------------------
------
District Of Columbia--0.1%
Dist. of Columbia Rev., Gen. Oblig., Ser. 92A-5, F.R.D.D.
VMIG1             5.00        1/02/97        700
700,000
------------------------------------------------------------
------------------------------------------------------------
------
Nevada--0.4%
Washoe Cnty. Wtr. Fac. Rev., Sierra Pacific Power Co.
   Proj., Ser. 90, F.R.D.D.
P-1               5.05        1/02/97      2,200
2,200,000

------------------------------------------------------------
--------------------
 10                                          See Notes to
Financial Statements.

Portfolio of Investments as of
December 31, 1996                     PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Texas--0.6%
Gulf Coast Ind. Dev. Auth., CITGO Petroleum., Ser. 95,
   F.R.D.D.
VMIG1             5.10%       1/02/97   $  4,200     $
4,200,000

------------
Total short-term investments (cost $7,100,000)
7,100,000

------------
Total Investments--99.1%
   (cost $633,737,453; Note 4)
665,518,784
Other assets in excess of liabilities--0.9%
6,176,870

------------
Net Assets--100%
$671,695,654

------------

------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation
    A.M.T.--Alternative Minimum Tax
    B.I.G.--Bond Investors Guaranty Insurance Company
    E.T.M.--Escrowed to Maturity
    F.G.I.C.--Financial Guaranty Insurance Company
    F.R.D.D.--Floating Rate Daily Demand Note(e)
    F.S.A.--Financial Security Assurance
    G.N.M.A.--Government National Mortgage Association
    M.B.I.A.--Municipal Bond Insurance Association

 (b) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
 (c) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
 (d) Standard and Poor's Rating.
 (e) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
11 -----

Statement of Assets and Liabilities    PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Assets
December 31, 1996
Investments, at value (cost
$633,737,453)...............................................
 ................      $   665,518,784
Interest
receivable..................................................
 ...................................           11,905,872
Receivable for Fund shares
sold........................................................
 .................               88,492
Receivable for investments
sold........................................................
 .................               65,355
Deferred expenses and other
assets......................................................
 ................               18,524

-----------------
   Total
assets......................................................
 ...................................          677,597,027

-----------------
Liabilities
Bank
overdraft...................................................
 .......................................               12,105
Payable for investments
purchased...................................................
 ....................            4,055,215
Dividends
payable.....................................................
 ..................................              746,560
Payable for Fund shares
reacquired..................................................
 ....................              467,062
Accrued
expenses....................................................
 ....................................              259,949
Management fee
payable.....................................................
 .............................              244,590
Distribution fee
payable.....................................................
 ...........................              115,892

-----------------
   Total
liabilities.................................................
 ...................................            5,901,373

-----------------
Net
Assets......................................................
 ........................................      $
671,695,654

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................      $       431,386
   Paid-in capital in excess of
par.........................................................
 ............          642,493,209

-----------------

642,924,595
   Accumulated net realized loss on
investments.................................................
 ........           (3,010,272)
   Net unrealized appreciation on
investments.................................................
 ..........           31,781,331

-----------------
Net assets, December 31,
1996........................................................
 ...................      $   671,695,654

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($502,739,143 / 32,306,432 shares of common stock
issued and outstanding).........................
$15.56
   Maximum sales charge (3% of offering
price)......................................................
 ....                  .48

-----------------
   Maximum offering price to
public......................................................
 ...............               $16.04

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($168,184,783 / 10,782,675 shares of common stock
issued and outstanding).........................
$15.60

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($771,728 / 49,477 shares of common stock issued and
outstanding).................................
$15.60

-----------------

-----------------

------------------------------------------------------------
--------------------
  12                                          See Notes to
Financial Statements.

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
Statement of Operations
------------------------------------------------------------
------------------------------------------------------------

                                               Year Ended
Net Investment Income                       December 31,
1996
Income
   Interest..............................     $  42,028,983
                                            ----------------
-
Expenses
   Management fee........................         3,347,154
   Distribution fee--Class A.............           508,159
   Distribution fee--Class B.............           966,562
   Distribution fee--Class C.............             5,057
   Transfer agent's fees and expense.....           522,000
   Reports to shareholders...............           203,000
   Custodian's fees and expenses.........           102,000
   Registration fees.....................            70,000
   Audit fees and expenses...............            51,000
   Legal fees and expenses...............            40,000
   Directors' fees and expenses..........            31,000
   Insurance expense.....................            13,000
   Miscellaneous.........................            12,292
                                            ----------------
-
      Total expenses.....................         5,871,224
   Less: Management fee waiver...........          (351,073)
      Custodian fee credit...............            (7,738)
                                            ----------------
-
      Net expenses.......................         5,512,413
                                            ----------------
-
Net investment income....................        36,516,570
                                            ----------------
-
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...............         7,253,686
   Financial futures contracts...........          (680,537)
                                            ----------------
-
                                                  6,573,149
Net change in unrealized depreciation of
   Investments...........................       (26,789,525)
                                            ----------------
-
Net loss on investment transactions......       (20,216,376)
                                            ----------------
-
Net Increase in Net Assets
Resulting from Operations................     $  16,300,194
                                            ----------------
-
                                            ----------------
-

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------
------------------------------------------------------------

Increase (Decrease)                   Year Ended December
31,
in Net Assets                           1996            1995
Operations
   Net investment income..........  $ 36,516,570    $
36,359,209
   Net realized gain on investment
      transactions................     6,573,149
15,052,304
   Net change in unrealized
      appreciation (depreciation)
      of investments..............   (26,789,525)
63,875,111
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...    16,300,194
115,286,624
                                    ------------    --------
----
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A.....................   (26,993,477)
(23,828,407)
      Class B.....................    (9,491,599)
(12,519,283)
      Class C.....................       (31,494)
(11,519)
                                    ------------    --------
----
                                     (36,516,570)
(36,359,209)
                                    ------------    --------
----
   Distributions in excess of net
      investment income
      Class A.....................      (129,414)
(202,311)
      Class B.....................       (43,154)
(83,632)
      Class C.....................          (196)
(148)
                                    ------------    --------
----
                                        (172,764)
(286,091)
                                    ------------    --------
----
Fund share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold........................   132,494,761
179,852,628
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............    22,304,782
22,078,855
   Cost of shares reacquired......  (224,127,599)
(204,293,852)
                                    ------------    --------
----
   Decrease in net assets from
      Fund share transactions.....   (69,328,056)
(2,362,369)
                                    ------------    --------
----
Total increase (decrease).........   (89,717,196)
76,278,955
Net Assets
Beginning of year.................   761,412,850
685,133,895
                                    ------------    --------
----
End of year.......................  $671,695,654
$761,412,850
                                    ------------    --------
----
                                    ------------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13 -----

Notes to Financial Statements          PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
Prudential National Municipals Fund, Inc. (the ``Fund'') is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. The investment objective of the Fund is to seek a
high level of current
income exempt from federal income taxes by investing
substantially all of its
total assets in carefully selected long-term municipal bonds of medium quality.
The ability of the issuers of debt securities held by the
Fund to meet their
obligations may be affected by economic or political
developments in a specific
state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a ``when-issued''
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Directors.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Fund is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the ``initial margin''. Subsequent payments, known
as ``variation
margin'', are made or received by the Fund each day,
depending on the daily
fluctuations in the value of the underlying security. Such
variation margin is
recorded for financial statement purposes on a daily basis
as unrealized gain or
loss. When the contract expires or is closed, the gain or
loss is realized and
is presented in the statement of operations as net realized
gain(loss) on
financial futures contracts.
The Fund invests in financial futures contracts in order to
hedge its existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Fund may not achieve
the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of portfolio
securities are calculated on an identified cost basis.
Interest income is
recorded on an accrual basis. The Fund amortizes premiums
and accretes original
issue discount on portfolio securities as adjustments to
interest income.
Expenses are recorded on the accrual basis which may require the use of certain
estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income $172,764, increase accumulated realized losses by
$669,358 and increase
paid-in capital in excess of par by $496,594. The current
year effect of
applying the Statement of Position was due to the sale of
securities purchased
with market discount. Net investment income, net realized
gains and net assets
were not affected by this change.
Federal Income Taxes: It is the intent of the Fund to
continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its net income to its
shareholders. For this
reason, no federal income tax provision is required. Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. The Fund will distribute at least
annually any net
capital gains. Dividends and distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
--------------------
14

Notes to Financial Statements          PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly at an annual
rate of .50% of the Fund's average daily net assets up to
and including $250
million, .475% of the next $250 million, .45% of the next
$500 million, .425% of
the next $250 million, .40% of the next $250 million and
 .375% of the Fund's
average daily net assets in excess of $1.5 billion. PMF has
agreed to waive a
portion (.05 of 1% of the Fund's average daily net assets)
of its management fee
which amounted to $351,073 ($0.008 per share for Class A, B
and C shares). The
Fund is not required to reimburse PMF for such waiver.
The Fund has a distribution agreement with Prudential
Securities Incorporated
(``PSI''), which acts as the distributor of the Class A,
Class B and Class C
shares of the Fund. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares, pursuant to
plans of distribution
(the ``Class A, B and C Plans''), regardless of expenses
actually incurred by
them. The distribution fees are accrued daily and payable
monthly.
Pursuant to the Class A, B and C Plans, the Fund compensates
PSI with respect to
Class A, B and C shares, for distribution-related activities at an annual rate
of up to .30 of 1%, .50 of 1% and 1%, of the average daily
net assets of the
Class A, B and C shares, respectively. Such expenses under
the Plans were .10 of
1%, .50 of 1% and .75 of 1% of the average daily net assets
of the Class A, B
and C shares, respectively, for the year ended December 31,
1996.
PSI has advised the Fund that it received approximately
$33,100 in front-end
sales charges resulting from sales of Class A shares during
the year ended
December 31, 1996. From these fees, PSI paid such sales
charges to Pruco
Securities Corporation, an affiliated broker-dealer, which
in turn paid
commissions to salespersons and incurred other distribution
costs.
PSI has advised the Fund that for the year ended December
31, 1996, it received
approximately $393,600 and $1,200 in contingent deferred
sales charges imposed
upon certain redemptions by Class B and Class C
shareholders, respectively.
PSI, PMF and PIC are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
``Funds''), entered into a credit agreement (the
``Agreement'') on December 31,
1996 with an unaffiliated lender. The maximum commitment
under the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement
as of December 31,
1996. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent and during the year ended December 31,
1996, the Fund incurred fees of approximately $459,400 for
the services of PMFS.
As of December 31, 1996, $36,300 of such fees were due to
PMFS. Transfer agent
fees and expenses in the Statement of Operations include
certain out-of-pocket
expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the year ended December 31, 1996, were $317,162,651 and
$389,621,965,
respectively.
The federal income tax basis of the Portfolio's investments
at December 31, 1996
was $633,737,453 and, accordingly, net unrealized
appreciation for federal
income tax purposes was $31,781,331 (gross unrealized
appreciation--$33,314,954;
gross unrealized depreciation--$1,533,623).
For federal income tax purposes, the Fund has a capital loss carryforward as of
December 31, 1996 of approximately $3,010,300 of which
$2,657,800 expires in
2002 and $352,500 expires in 2003. Such carryforward is
after utilization of
approximately $6,366,600 of net taxable gains realized and
recognized during the
year ended December 31, 1996. Accordingly, no capital gains
distribution is
expected to be paid until net gains have been realized in
excess of the
carryforward.
------------------------------------------------------------
--------------------

15 -----

Notes to Financial Statements          PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
Note 5. Capital
The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
There are 750 million shares of common stock, $.01 par value, per share, divided into three classes, designated Class A, Class B and Class C common stock, each of which consists of 250 million authorized shares. Transactions in shares of common stock were as follows:

Class A                               Shares          Amount
---------------------------------   -----------    ---------
----
Year ended December 31, 1996:
Shares sold......................     7,874,132    $
121,137,131
Shares issued in reinvestment of
  dividends and distributions....     1,069,965
16,527,402
Shares reacquired................   (12,415,345)
(191,331,476)
                                    -----------    ---------
----
Net decrease in shares
  outstanding before
  conversion.....................    (3,471,248)
(53,666,943)
Shares issued upon conversion
  from Class B...................     2,099,600
32,135,995
                                    -----------    ---------
----
Net decrease in shares
  outstanding....................    (1,371,648)   $
(21,530,948)
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended December 31, 1995:
Shares sold......................     5,840,738    $
88,549,457
Shares issued*...................     2,456,167
38,217,954
Shares issued in reinvestment of
  dividends and distributions....       946,405
14,567,998
Shares reacquired................    (9,950,451)
(152,370,817)
                                    -----------    ---------
----
Net decrease in shares
  outstanding before
  conversion.....................      (707,141)
(11,035,408)
Shares issued upon conversion
  from Class B...................    33,503,346
499,611,384
                                    -----------    ---------
----
Net increase in shares
  outstanding....................    32,796,205    $
488,575,976
                                    -----------    ---------
----
                                    -----------    ---------
----
Class B                               Shares          Amount
---------------------------------   -----------    ---------
----
Year ended December 31, 1996:
Shares sold......................       698,535    $
10,812,210
Shares issued in reinvestment of
  dividends and distributions....       371,613
5,754,354
Shares reacquired................    (2,107,215)
(32,615,599)
                                    -----------    ---------
----
Net decrease in shares
  outstanding before
  conversion.....................    (1,037,067)
(16,049,035)
Shares reacquired upon conversion
  into Class A...................    (2,095,072)
(32,135,995)
                                    -----------    ---------
----
Net decrease in shares
  outstanding....................    (3,132,139)   $
(48,185,030)
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended December 31, 1995:
Shares sold......................     1,092,500    $
11,070,341
Shares issued*...................     2,674,096
41,715,890
Shares issued in reinvestment of
  dividends and distributions....       493,046
7,503,598
Shares reacquired................    (3,427,668)
(51,852,878)
                                    -----------    ---------
----
Net increase in shares
  outstanding before
  conversion.....................       831,974
8,436,951
Shares reacquired upon conversion
  into Class A...................   (33,457,015)
(499,611,384)
                                    -----------    ---------
----
Net decrease in shares
  outstanding....................   (32,625,041)
$(491,174,433)
                                    -----------    ---------
----
                                    -----------    ---------
----
Class C
---------------------------------
Year ended December 31, 1996:
Shares sold......................        34,623    $
545,420
Shares issued in reinvestment of
  dividends and distributions....         1,490
23,026
Shares reacquired................       (11,778)
(180,524)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................        24,335    $
387,922
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended December 31, 1995:
Shares sold......................        18,625    $
287,124
Shares issued*...................           760
11,862
Shares issued in reinvestment of
  dividends and distributions....           469
7,259
Shares reacquired................        (4,510)
(70,157)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................        15,344    $
236,088
                                    -----------    ---------
----
                                    -----------    ---------
----

---------------
* Represents amounts issued in connection with the
acquisition of the Prudential
  Municipal Series Fund--Arizona Series, Georgia Series, and
Minnesota Series.
------------------------------------------------------------
--------------------
 16

Financial Highlights                   PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                             ---------------
-----------------------------------------

Year Ended December 31,
                                             ---------------
-----------------------------------------
                                               1996
1995        1994        1993        1992
                                             --------     --
------     -------     -------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year........   $  15.98     $
14.42     $ 16.30     $ 15.94     $16.00
                                             --------     --
------     -------     -------
Income from investment operations
Net investment income.....................        .82(b)
 .81(b)      .81         .90        .94
Net realized and unrealized gain (loss) on
   investment transactions................       (.42)
1.57       (1.78)       1.05        .43
                                             --------     --
------     -------     -------     ------
   Total from investment operations.......        .40
2.38        (.97)       1.95       1.37
                                             --------     --
------     -------     -------     ------
Less distributions
Dividends from net investment income......       (.82)
(.81)       (.81)       (.90)      (.94)
Distributions in excess of net investment
   income.................................      --   (c)
(.01)      --          --          --
Distributions from net realized gains.....      --
--           (.10)       (.69)      (.49)
                                             --------     --
------     -------     -------     ------
   Total distributions....................       (.82)
(.82)       (.91)      (1.59)     (1.43)
                                             --------     --
------     -------     -------     ------
Net asset value, end of year..............   $  15.56     $
15.98     $ 14.42     $ 16.30     $15.94
                                             --------     --
------     -------     -------     ------
                                             --------     --
------     -------     -------     ------
TOTAL RETURN(a):..........................       2.66%
16.91%      (6.04)%     12.60%      8.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).............   $502,739
$538,145     $12,721     $14,167     $7,700
Average net assets (000)..................   $508,159
$446,350     $14,116     $11,786     $5,401
Ratios to average net assets:
   Expenses, including distribution
      fees................................        .68%(b)
 .75%(b)     .77%        .69%       .72%
   Expenses, excluding distribution
      fees................................        .58%(b)
 .65%(b)     .67%        .59%       .62%
   Net investment income..................       5.31%(b)
5.34%(b)    5.38%       5.49%      5.79%
For Class A, B and C shares:
   Portfolio turnover rate................         46%
98%        120%         82%       114%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
17 -----

Financial Highlights                   PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Class B                                   Class C
                                            ----------------
------------------------------------------------     -------
---

Year Ended

December

Year Ended December 31,                             31,
                                            ----------------
------------------------------------------------     -------
---
                                              1996
1995           1994         1993         1992          1996
                                            --------       -
-------       --------     --------     --------     -------
---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......  $  16.02       $
14.45       $  16.33     $  15.97     $  16.02      $  16.02
                                            --------       -
-------       --------     --------     --------     -------
---
Income from investment operations
Net investment income.....................       .76(b)
 .76(b)         .75          .84          .88
 .72(b)
Net realized and unrealized gain (loss) on
   investment transactions................      (.42)
1.58          (1.78)        1.05          .44          (.42)
                                            --------       -
-------       --------     --------     --------     -------
---
   Total from investment operations.......       .34
2.34          (1.03)        1.89         1.32           .30
                                            --------       -
-------       --------     --------     --------     -------
---
Less distributions
Dividends from net investment income......      (.76)
(.76)          (.75)        (.84)        (.88)         (.72)
Distributions in excess of net investment
   income.................................     --   (c)
(.01)         --           --           --           --
(c)
Distributions from net realized gains.....     --
--              (.10)        (.69)        (.49)       --
                                            --------       -
-------       --------     --------     --------     -------
---
   Total distributions....................      (.76)
(.77)          (.85)       (1.53)       (1.37)         (.72)
                                            --------       -
-------       --------     --------     --------     -------
---
Net asset value, end of period............  $  15.60       $
16.02       $  14.45     $  16.33     $  15.97      $  15.60
                                            --------       -
-------       --------     --------     --------     -------
---
                                            --------       -
-------       --------     --------     --------     -------
---
TOTAL RETURN(a):..........................      2.26%
16.49%         (6.39)%      12.15%        8.50%
2.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........  $168,185
$222,865       $672,272     $848,299     $828,702
$772
Average net assets (000)..................  $193,312
$252,313       $751,623     $854,919     $829,830
$674
Ratios to average net assets:
   Expenses, including distribution
      fees................................      1.08%(b)
1.15%(b)       1.17%        1.09%        1.12%
1.33%(b)
   Expenses, excluding distribution
      fees................................       .58%(b)
 .65%(b)        .67%         .59%         .62%
 .58%(b)
   Net investment income..................      4.91%(b)
4.96%(b)       4.96%        5.09%        5.39%
4.67%(b)


August 1,

1994(e)

through

December 31,
                                                1995
1994
                                            ------------
------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......     $14.44
$15.13
                                                -----
-----
Income from investment operations
Net investment income.....................        .72(b)
 .29
Net realized and unrealized gain (loss) on
   investment transactions................       1.59
(.69)
                                                -----
-----

   Total from investment operations.......       2.31
(.40)
                                                -----
-----

Less distributions
Dividends from net investment income......       (.72)
(.29)
Distributions in excess of net investment
   income.................................       (.01)
--
Distributions from net realized gains.....     --
--
                                                -----
-----

   Total distributions....................       (.73)
(.29)
                                                -----
-----

Net asset value, end of period............     $16.02
$14.44
                                                -----
-----
                                                -----
-----

TOTAL RETURN(a):..........................      16.22%
(2.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........       $403
$141
Average net assets (000)..................       $247
$103
Ratios to average net assets:
   Expenses, including distribution
      fees................................       1.40%(b)
1.51%(d)
   Expenses, excluding distribution
      fees................................        .65%(b)
 .76%(d)
   Net investment income..................       4.66%(b)
4.84%(d)

---------------
(a)Total return does not consider the effects of sales
loads. Total return is
   calculated assuming a purchase of shares on the first day
and a sale on the
   last day of each period reported and includes
reinvestment of dividends and
   distributions. Total returns for periods of less than a
full year are not
   annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
(e) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
18                                            See Notes to
Financial Statements.

Report of Independent Accountants      PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
To the Board of Directors and Shareholders of
Prudential National Municipals Fund, Inc.
In our opinion, the accompanying statement of assets and
liabilities, including
the portfolio of investments, and the related statements of
operations and of
changes in net assets and the financial highlights present
fairly, in all
material respects, the financial position of Prudential
National Municipals
Fund, Inc. (the ``Fund'') at December 31, 1996, the results
of its operations
for the year then ended, the changes in its net assets for
each of the two years
in the period then ended and the financial highlights for
each of the five years
in the period then ended, in conformity with generally
accepted accounting
principles. These financial statements and financial
highlights (hereafter
referred to as ``financial statements'') are the
responsibility of the Fund's
management; our responsibility is to express an opinion on
these financial
statements based on our audits. We conducted our audits of
these financial
statements in accordance with generally accepted auditing
standards which
require that we plan and perform the audit to obtain
reasonable assurance about
whether the financial statements are free of material
misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and
disclosures in the financial statements, assessing the
accounting principles
used and significant estimates made by management, and
evaluating the overall
financial statement presentation. We believe that our
audits, which included
confirmation of securities at December 31, 1996 by
correspondence with the
custodian and brokers, provide a reasonable basis for the
opinion expressed
above.
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 24, 1997
Tax Information                        PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Fund's fiscal year end (December 31, 1996) as to the federal tax status of
dividends paid by the Fund during such fiscal year.
Accordingly, we are advising
you that in the fiscal year ended December 31, 1996,
dividends paid from net
investment income totalling $.82 per Class A share, $.76 per
Class B share and
$.72 per Class C shares were all federally tax-exempt
interest dividends. In
addition, the Fund paid an ordinary distribution of $.004
per share (taxable as
ordinary income) to Class A, B and C shareholders.
The portion of your dividends which may be subject to the
Alternative Minimum
Tax (AMT) as well as information with respect to the state
taxability of your
investment in the Fund was sent to you under separate cover. For the purpose of preparing your annual federal income tax return, however, you should report the amounts as reflected on the appropriate
Form 1099-DIV or
substitute 1099-DIV.
------------------------------------------------------------
--------------------

19 -----

Supplemental Proxy Information         PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
   The Annual Meeting of Shareholders of the Prudential
National Municipals
Fund, Inc. was held on Wednesday, October 30, 1996 at the offices of Prudential
Securities Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:
 (1) To elect Directors as follows: Edward D. Beach, Eugene
C. Dorsey, Delayne
     Dedrick Gold, Robert F. Gunia, Harry A. Jacobs, Jr.,
Donald D. Lennox,
     Mendel A. Melzer, Thomas T. Mooney, Thomas H. O'Brien,
Richard A. Redeker,
     Nancy H. Teeters and Louis A. Weil, III.
(2a) To approve the proposed elimination of the Fund's fundamental investment restriction relating to investment in shares of other investment companies.
(2b) Approval of amendment to the Fund's investment restrictions to permit an increase in the borrowing capabilities of the Fund.
(2c) Approval of amendment of the Fund's investment restriction to permit the
     Fund to use futures contracts and options thereon.
(2d) Approval of elimination of the Fund's investment restriction relating to the purchase and sale of puts and calls.
(2e) Approval of elimination of the Fund's investment restriction limiting investment to only those securities described in the investment objectives and policies section of the Prospectus and Statement of Additional
     Information.
(2f) Approval of an amendment to the Fund's investment restriction regarding the making of loans.
 (3) To ratify the selection of Price Waterhouse LLP as independent public accountants for the fiscal year ending December 31, 1996.
     The results of the proxy solicitation on the above matters were as follows:

Director/Matter
Votes for      Votes against     Abstentions
---------------
----------     -------------     -----------
(1)   Edward D. Beach
21,669,909               0          800,261
      Eugene C. Dorsey
21,695,978               0          774,192
      Delayne Dedrick Gold
21,693,106               0          777,064
      Robert F. Gunia
21,719,174               0          750,996
      Harry A. Jacobs, Jr.
21,621,774               0          848,396
      Donald D. Lennox
21,695,643               0          774,527
      Mendel A. Melzer
21,657,505               0          812,665
      Thomas T. Mooney
21,725,894               0          744,276
      Thomas H. O'Brien
21,722,761               0          747,409
      Richard A. Redeker
21,688,529               0          781,641
      Nancy H. Teeters
21,722,662               0          747,508
      Louis A. Weil, III
21,677,273               0          792,897
(2a)  Amending of Investment Restriction of Shares in Other
Investment Companies   19,832,903       1,251,969
1,321,190
(2b)  Amendment Relating to Borrowing Capabilities
19,066,451       1,978,982        1,360,629
(2c)  Amendment to Permit Futures and Options Use
18,914,088       2,036,911        1,455,063
(2d)  Elimination of Restriction of Puts and Calls
18,857,883       1,991,110        1,557,069
(2e)  Elimination of Restrictions Described in Investment
19,652,582       1,404,919        1,348,561
(2f)  Amendment Regarding the Making of Loans
19,140,722       1,832,406        1,432,934
(3)   Price Waterhouse LLP
21,052,350         367,446        1,050,374

------------------------------------------------------------
--------------------
20

Comparing A $10,000 Investment.

Prudential National Municipals Fund, Inc. vs. the
Lehman Bros. General Municipal Bond Index.

--Prudential National Municipals Fund, Inc.

//Lehman Bros. General Municipal Bond Index


Average Annual
Total Returns
------------------
With Sales Load
7.2% Since Inception                           Class A
6.0% for 5 Years                               (GRAPH)
-0.4% for 1 Year

Without Sales Load
7.7% Since Inception
6.7% for 5 Years
2.7% for 1 Year



Average Annual
Total Returns
----------------
With Sales Load
8.7% Since Inception
6.4% for 10 Years
6.1% for 5 Years                          Class B
-2.7% for 1 Year                          (GRAPH)

Without Sales Load
8.7% Since Inception
6.4% for 10 Years
6.3% for 5 Years
2.3% for 1 Year


Average Annual
Total Returns
-----------------------
With Sales Load
6.1% Since Inception
1.0% for 1 Year                          Class C
                                         (GRAPH)
Without Sales Load
6.1% Since Inception
2.0% for 1 Year

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The charts on the right are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential
National Municipals Fund (Class A, Class B and Class C) with a similar investment in the Lehman Brothers General Municipal Bond Index by portraying the initial account values at the commencement of operations of Class A and C shares and for 10 years for the Class
B shares, and subsequent account values at the end of this reporting period (December 31, 1996), as measured on a quarterly basis, beginning in 1990 for Class A shares, in 1986 for Class B shares and in 1994 for Class C shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class
A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December 31, 1996; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.
Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.

The Index is a weighted index of 21,000 municipal bonds (general obligation bonds, revenue bonds, insured bonds and prerefunded bonds) selected by Lehman Brothers as representative of the long-term investment grade municipal bond market. The Index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the
Fund. The Index is not the only one that may be used to characterize performance of municipal bond funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

(LOGO)

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
David W. Drasnin, Vice President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743918203   MF104E
743918104   Cat. #4303159
743918302